Accounts payable and accrued expenses (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses [Line Items]
Trade payables		$ 3,351,844	$ 1,434,166
Accrued compensation and benefits		795,584	833,141
Accrued professional fees		199,634	156,205
Accrued interest		2,250	750
Customer deposits		1,795,803	0
Other payables		1,873,557	388,109
Total	$ 7,940,540	$ 8,018,672	$ 2,812,371